Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Summary of Preferred Stock
Preferred Stock consisted of the following at December 31, 2018 and 2019:

(in thousands except share amounts)	Preferred stock authorized	Preferred stock issued and outstanding	Carrying value	Liquidation preference	Common stock issuable upon conversion
Series A Preferred Stock	15,451,020	15,451,020	$15,404	$15,451	8,747,675
Series B Preferred Stock	10,974,644	10,974,644	100,189	100,371	6,213,352	(1)

	26,425,664	26,425,664	$115,593	$115,822	14,961,027	(1)

(1)
Upon issuance and sale of the Series C in January 2020 (see Note 13), the 10,974,644 outstanding shares of Series B became convertible into 7,059,406 shares of common stock and the 26,425,664 outstanding shares of Preferred Stock became convertible into 15,807,081 shares of common stock.